CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenue	$ 1,508	$ 1,073	$ 1,340
Cost of sales	(955)	(663)	(811)
Gross profit	553	410	529
Selling expenses	(33)	(26)	(28)
Administrative expenses	(99)	(93)	(105)
Exploration expenses			(9)
Other operating income	105	51	77
Other operating expenses	(58)	(36)	(43)
Impairment of property, plant and equipment, intangible assets and inventories	(4)	(139)	(62)
Impairment of financial assets	(2)	(9)	2
Share of profit from associates and joint ventures	117	85	101
Operating income	579	243	462
Finance income	10	9	23
Finance costs	(185)	(177)	(187)
Other financial results	(14)	84	175
Financial results, net	(189)	(84)	11
Profit before income tax	390	159	473
Income tax	(77)	(35)	130
Profit of the year from continuing operations	313	124	603
(Loss) Profit of the year from discontinued operations	(75)	(592)	197
Profit (loss) of the year	238	(468)	800
Items that will not be reclassified to profit or loss
Results related to defined benefit plans	(3)	1	2
Income tax	1
Items that may be reclassified to profit or loss
Exchange differences on translation	92	(8)	(9)
Other comprehensive income (loss) of the year from continuing operations	90	(7)	(7)
Other comprehensive income (loss) of the year from discontinued operations	64	(33)	(28)
Other comprehensive income (loss) of the year	154	(40)	(35)
Total comprehensive income (loss) of the year	392	(508)	765
Total income (loss) of the year attributable to:
Owners of the company	273	(367)	692
Non - controlling interest	(35)	(101)	108
Total income (loss) of the year	238	(468)	800
Total income (loss) of the year attributable to owners of the Company:
Continuing operations	312	132	594
Discontinued operations	(39)	(499)	98
Total income of the year attributable to owners of the company	273	(367)	692
Total comprehensive income (loss) of the year attributable to:
Owners of the Company	393	(393)	672
Non - controlling interest	(1)	(115)	93
Total comprehensive income of the year	392	(508)	765
Total comprehensive income (loss) of the year attributable to owners of the Company:
Continuing operations	402	124	588
Discontinued operations	(9)	(517)	84
Total comprehensive income (loss) of the year attributable to owners of the company	$ 393	$ (393)	$ 672
Earnings (losses) per share attributable to the equity holders of the Company during the year
Basic and diluted earnings per share from continuing operations	$ 0.22	$ 0.08	$ 0.33
Basic and diluted (losses) earnings per share from discontinued operations	(0.03)	(0.32)	0.05
Total basic and diluted earnings (loss) per share	$ 0.19	$ (0.23)	$ 0.38